Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Finished products	$ 29,368	$ 42,526
Purchased products	9,749	11,021
Work in progress	9,165	6,653
Raw materials	30,537	28,279
Total Inventories	$ 78,819	$ 88,479